Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027263
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 15, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 15, 2012
Prospectus Date	rr_ProspectusDate	Aug. 16, 2011
Supplement [Text Block]	eqat1027263_SupplementTextBlock

EQ ADVISORS TRUSTSM – Class K Shares

SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE PROSPECTUS DATED AUGUST 16, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated August 16, 2011, as supplemented of EQ Advisors Trust (“Trust”) regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the investment objective for the EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio (each, a “Portfolio” and together, the “Portfolios”) of the Trust.

Information Regarding

EQ/AXA Franklin Small Cap Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio

Effective May 1, 2012, the Portfolio’s investment objective in the Trust’s Prospectus will change as indicated below:

EQ/AXA Franklin Small Cap Value Core	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Equity Growth PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Franklin Core Balanced	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Global Multi-Sector Equity	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Core PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Value PLUS	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Core PLUS Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Growth PLUS	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Value PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mid Cap Value PLUS	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mutual Large Cap Equity	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Templeton Global Equity	Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.

EQ/AXA Franklin Small Cap Value Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat1027263_SupplementTextBlock

EQ ADVISORS TRUSTSM – Class K Shares

SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE PROSPECTUS DATED AUGUST 16, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated August 16, 2011, as supplemented of EQ Advisors Trust (“Trust”) regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the investment objective for the EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio (each, a “Portfolio” and together, the “Portfolios”) of the Trust.

Information Regarding

EQ/AXA Franklin Small Cap Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio

Effective May 1, 2012, the Portfolio’s investment objective in the Trust’s Prospectus will change as indicated below:

EQ/AXA Franklin Small Cap Value Core	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Equity Growth PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Franklin Core Balanced	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Global Multi-Sector Equity	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Core PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Value PLUS	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Core PLUS Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Growth PLUS	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Value PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mid Cap Value PLUS	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mutual Large Cap Equity	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Templeton Global Equity	Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Equity Growth PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat1027263_SupplementTextBlock

EQ ADVISORS TRUSTSM – Class K Shares

SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE PROSPECTUS DATED AUGUST 16, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated August 16, 2011, as supplemented of EQ Advisors Trust (“Trust”) regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the investment objective for the EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio (each, a “Portfolio” and together, the “Portfolios”) of the Trust.

Information Regarding

EQ/AXA Franklin Small Cap Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio

Effective May 1, 2012, the Portfolio’s investment objective in the Trust’s Prospectus will change as indicated below:

EQ/AXA Franklin Small Cap Value Core	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Equity Growth PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Franklin Core Balanced	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Global Multi-Sector Equity	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Core PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Value PLUS	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Core PLUS Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Growth PLUS	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Value PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mid Cap Value PLUS	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mutual Large Cap Equity	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Templeton Global Equity	Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Franklin Core Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat1027263_SupplementTextBlock

EQ ADVISORS TRUSTSM – Class K Shares

SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE PROSPECTUS DATED AUGUST 16, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated August 16, 2011, as supplemented of EQ Advisors Trust (“Trust”) regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the investment objective for the EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio (each, a “Portfolio” and together, the “Portfolios”) of the Trust.

Information Regarding

EQ/AXA Franklin Small Cap Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio

Effective May 1, 2012, the Portfolio’s investment objective in the Trust’s Prospectus will change as indicated below:

EQ/AXA Franklin Small Cap Value Core	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Equity Growth PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Franklin Core Balanced	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Global Multi-Sector Equity	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Core PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Value PLUS	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Core PLUS Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Growth PLUS	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Value PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mid Cap Value PLUS	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mutual Large Cap Equity	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Templeton Global Equity	Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Global Multi-Sector Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat1027263_SupplementTextBlock

EQ ADVISORS TRUSTSM – Class K Shares

SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE PROSPECTUS DATED AUGUST 16, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated August 16, 2011, as supplemented of EQ Advisors Trust (“Trust”) regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the investment objective for the EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio (each, a “Portfolio” and together, the “Portfolios”) of the Trust.

Information Regarding

EQ/AXA Franklin Small Cap Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio

Effective May 1, 2012, the Portfolio’s investment objective in the Trust’s Prospectus will change as indicated below:

EQ/AXA Franklin Small Cap Value Core	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Equity Growth PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Franklin Core Balanced	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Global Multi-Sector Equity	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Core PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Value PLUS	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Core PLUS Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Growth PLUS	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Value PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mid Cap Value PLUS	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mutual Large Cap Equity	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Templeton Global Equity	Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Core PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat1027263_SupplementTextBlock

EQ ADVISORS TRUSTSM – Class K Shares

SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE PROSPECTUS DATED AUGUST 16, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated August 16, 2011, as supplemented of EQ Advisors Trust (“Trust”) regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the investment objective for the EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio (each, a “Portfolio” and together, the “Portfolios”) of the Trust.

Information Regarding

EQ/AXA Franklin Small Cap Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio

Effective May 1, 2012, the Portfolio’s investment objective in the Trust’s Prospectus will change as indicated below:

EQ/AXA Franklin Small Cap Value Core	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Equity Growth PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Franklin Core Balanced	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Global Multi-Sector Equity	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Core PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Value PLUS	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Core PLUS Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Growth PLUS	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Value PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mid Cap Value PLUS	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mutual Large Cap Equity	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Templeton Global Equity	Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Value PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat1027263_SupplementTextBlock

EQ ADVISORS TRUSTSM – Class K Shares

SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE PROSPECTUS DATED AUGUST 16, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated August 16, 2011, as supplemented of EQ Advisors Trust (“Trust”) regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the investment objective for the EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio (each, a “Portfolio” and together, the “Portfolios”) of the Trust.

Information Regarding

EQ/AXA Franklin Small Cap Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio

Effective May 1, 2012, the Portfolio’s investment objective in the Trust’s Prospectus will change as indicated below:

EQ/AXA Franklin Small Cap Value Core	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Equity Growth PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Franklin Core Balanced	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Global Multi-Sector Equity	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Core PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Value PLUS	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Core PLUS Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Growth PLUS	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Value PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mid Cap Value PLUS	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mutual Large Cap Equity	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Templeton Global Equity	Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Core PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat1027263_SupplementTextBlock

EQ ADVISORS TRUSTSM – Class K Shares

SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE PROSPECTUS DATED AUGUST 16, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated August 16, 2011, as supplemented of EQ Advisors Trust (“Trust”) regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the investment objective for the EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio (each, a “Portfolio” and together, the “Portfolios”) of the Trust.

Information Regarding

EQ/AXA Franklin Small Cap Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio

Effective May 1, 2012, the Portfolio’s investment objective in the Trust’s Prospectus will change as indicated below:

EQ/AXA Franklin Small Cap Value Core	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Equity Growth PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Franklin Core Balanced	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Global Multi-Sector Equity	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Core PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Value PLUS	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Core PLUS Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Growth PLUS	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Value PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mid Cap Value PLUS	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mutual Large Cap Equity	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Templeton Global Equity	Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Growth PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat1027263_SupplementTextBlock

EQ ADVISORS TRUSTSM – Class K Shares

SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE PROSPECTUS DATED AUGUST 16, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated August 16, 2011, as supplemented of EQ Advisors Trust (“Trust”) regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the investment objective for the EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio (each, a “Portfolio” and together, the “Portfolios”) of the Trust.

Information Regarding

EQ/AXA Franklin Small Cap Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio

Effective May 1, 2012, the Portfolio’s investment objective in the Trust’s Prospectus will change as indicated below:

EQ/AXA Franklin Small Cap Value Core	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Equity Growth PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Franklin Core Balanced	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Global Multi-Sector Equity	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Core PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Value PLUS	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Core PLUS Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Growth PLUS	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Value PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mid Cap Value PLUS	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mutual Large Cap Equity	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Templeton Global Equity	Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Value PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat1027263_SupplementTextBlock

EQ ADVISORS TRUSTSM – Class K Shares

SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE PROSPECTUS DATED AUGUST 16, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated August 16, 2011, as supplemented of EQ Advisors Trust (“Trust”) regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the investment objective for the EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio (each, a “Portfolio” and together, the “Portfolios”) of the Trust.

Information Regarding

EQ/AXA Franklin Small Cap Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio

Effective May 1, 2012, the Portfolio’s investment objective in the Trust’s Prospectus will change as indicated below:

EQ/AXA Franklin Small Cap Value Core	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Equity Growth PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Franklin Core Balanced	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Global Multi-Sector Equity	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Core PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Value PLUS	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Core PLUS Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Growth PLUS	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Value PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mid Cap Value PLUS	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mutual Large Cap Equity	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Templeton Global Equity	Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mid Cap Value PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat1027263_SupplementTextBlock

EQ ADVISORS TRUSTSM – Class K Shares

SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE PROSPECTUS DATED AUGUST 16, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated August 16, 2011, as supplemented of EQ Advisors Trust (“Trust”) regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the investment objective for the EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio (each, a “Portfolio” and together, the “Portfolios”) of the Trust.

Information Regarding

EQ/AXA Franklin Small Cap Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio

Effective May 1, 2012, the Portfolio’s investment objective in the Trust’s Prospectus will change as indicated below:

EQ/AXA Franklin Small Cap Value Core	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Equity Growth PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Franklin Core Balanced	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Global Multi-Sector Equity	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Core PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Value PLUS	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Core PLUS Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Growth PLUS	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Value PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mid Cap Value PLUS	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mutual Large Cap Equity	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Templeton Global Equity	Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mutual Large Cap Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat1027263_SupplementTextBlock

EQ ADVISORS TRUSTSM – Class K Shares

SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE PROSPECTUS DATED AUGUST 16, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated August 16, 2011, as supplemented of EQ Advisors Trust (“Trust”) regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the investment objective for the EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio (each, a “Portfolio” and together, the “Portfolios”) of the Trust.

Information Regarding

EQ/AXA Franklin Small Cap Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio

Effective May 1, 2012, the Portfolio’s investment objective in the Trust’s Prospectus will change as indicated below:

EQ/AXA Franklin Small Cap Value Core	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Equity Growth PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Franklin Core Balanced	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Global Multi-Sector Equity	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Core PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Value PLUS	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Core PLUS Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Growth PLUS	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Value PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mid Cap Value PLUS	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mutual Large Cap Equity	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Templeton Global Equity	Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Templeton Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat1027263_SupplementTextBlock

EQ ADVISORS TRUSTSM – Class K Shares

SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE PROSPECTUS DATED AUGUST 16, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated August 16, 2011, as supplemented of EQ Advisors Trust (“Trust”) regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the investment objective for the EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio (each, a “Portfolio” and together, the “Portfolios”) of the Trust.

Information Regarding

EQ/AXA Franklin Small Cap Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio

Effective May 1, 2012, the Portfolio’s investment objective in the Trust’s Prospectus will change as indicated below:

EQ/AXA Franklin Small Cap Value Core	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Equity Growth PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Franklin Core Balanced	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Global Multi-Sector Equity	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Core PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Value PLUS	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Core PLUS Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Growth PLUS	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Value PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mid Cap Value PLUS	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mutual Large Cap Equity	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Templeton Global Equity	Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.